Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share
Earnings per share

A2. Earnings per share

Basic earnings per share is calculated by dividing the profit after tax attributable to equity holders of the Company by the weighted average number of shares in issue during the year, excluding those held in the Rentokil Initial Employee Share Trust (see note at the bottom of the Consolidated Statement of Changes in Equity) which are treated as cancelled, and including share options for which all conditions have been met.

For diluted earnings per share, the weighted average number of ordinary shares in issue is adjusted to include all potential dilutive ordinary shares. The Group’s potentially dilutive ordinary shares relate to the contingent issuable shares under the Group’s long-term incentive plans (LTIPs) to the extent that the performance conditions have been met at the end of the period. These share options are issued for nil consideration to employees if performance conditions are met.

For the calculation of diluted earnings per share, 435,578 share options were anti-dilutive and not included in the calculation of the dilutive effect as at 31 December 2024 (2023: 18,422; 2022: 1,290,294).

Details of the calculation of earnings per share are set out below:

	2024		2023		2022
	£m		£m		£m
Profit attributable to equity holders of the Company	307		381		232

Weighted average number of ordinary shares in issue (million)	2,521		2,516		2,002
Adjustment for potentially dilutive shares (million)	7		11		12
Weighted average number of ordinary shares for diluted earnings per share (million)	2,528		2,527		2,014

Basic earnings per share	12.17	p	15.14	p	11.57	p
Diluted earnings per share	12.14	p	15.07	p	11.51	p